ACQUISITIONS - United States Distributed Generation Portfolio (Details) - DG Portfolio - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Sep. 26, 2019
Disclosure of detailed information about business combination [line items]
Equity interests of acquirer		100.00%
Consideration transferred, acquisition-date fair value		$ 735
Consideration transferred, acquisition-date fair value		$ 5
Revenue of combined entity as if combination occurred at beginning of period	$ 67